Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity in the Company's 2015 Plan

The following is a summary of activity in the Company’s 2015 Plan for the years ended December 31, 2017, 2016, and 2015:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2014	961,031	$29.63
Options granted during the period	257,428	$14.20
Options exercised during the period	(32,495)	$11.90
Options expired during the period	(6,532)	$30.99
Options forfeited during the period	(20,086)	$33.70
Balances, December 31, 2015	1,159,346	$26.62
Options granted during the period	341,532	$9.77
Options exercised during the period	—	$—
Options expired during the period	(38,317)	$31.33
Options forfeited during the period	(30,748)	$29.97
Balances, December 31, 2016	1,431,813	$22.41
Options granted during the period	246,722	$22.75
Options exercised during the period	(65,468)	$14.67
Options expired during the period	(45,638)	$25.55
Options forfeited during the period	(42,752)	$16.04
Balances, December 31, 2017	1,524,677	$22.88
Options exercisable at December 31, 2017	875,083	$27.04
Options vested and expected to vest at December 31, 2017	1,453,930	$23.15
	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2014	633,218	$27.99
Share units granted during the period	277,336	$13.01
Share units vested during the period	(272,945)	$26.00
Share units forfeited during the period	(20,086)	$30.31
Balances, December 31, 2015	617,523	$21.70
Share units granted during the period	361,152	$9.81
Share units vested during the period	(254,024)	$24.26
Share units forfeited during the period	(30,748)	$25.93
Balances, December 31, 2016	693,903	$14.72
Share units granted during the period	289,800	$20.82
Share units vested during the period	(244,633)	$18.33
Share units forfeited during the period	(46,022)	$14.24
Balances, December 31, 2017	693,048	$16.03
Share units outstanding and expected to vest at December 31, 2017	620,950	$16.07

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2017:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$7.10	10,600	$7.10	10,600	$7.10
$9.70	306,666	$9.70	74,735	$9.70
$9.75 - $12.23	13,750	$11.55	2,500	$12.23
$14.17	219,742	$14.17	103,843	$14.17
$16.97	47,410	$16.97	47,410	$16.97
$22.95	242,972	$22.95	—	$—
$27.68 - $28.26	209,140	$28.12	208,890	$28.12
$28.54 - $31.34	114,715	$28.78	114,715	$28.78
$34.14	190,019	$34.14	142,727	$34.14
$38.36	169,663	$38.36	169,663	$38.36
	1,524,677	$22.88	875,083	$27.04

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2015 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2017, 2016 and 2015 with the following assumptions:

	2017	2016	2015
Risk-free interest rates	2.2%	1.9%	1.8%
Expected terms (in years)	5.4	5.2	5.2
Expected common share price volatilities	47.4%	43.7%	44.5%
Expected dividends	0.0%	0.0%	6.8%
Expected forfeitures	5.9%	5.3%	4.0%